Financial instruments (Details 11) (CHF) In Millions, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,771	5,862
Redeemable	5,959	7,061
Total fair value	10,730	12,923
Unfunded commitments	1,473	1,743
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	2,218	2,399
Redeemable attributable to non-controlling interest	83	95
Unfunded commitments attributable to non-controlling interest	521	641
High end of period of time, in years, that the underlying assets of nonredeemable funds are expected to be liquidated	10
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	72	37
Redeemable	5,493	6,260
Total fair value	5,565	6,297
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	46	0
Redeemable	9	29
Total fair value	55	29
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	26	37
Redeemable	5,640	6,340
Total fair value	5,666	6,377
Unfunded commitments	0	0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption (as a percent)	54.00%	47.00%
Percentage of investment subject to monthly redemption (as a percent)		22.00%
Percentage of investment subject to quarterly redemption (as a percent)	17.00%
Percentage of investment subject to annual redemption (as a percent)	17.00%	16.00%
Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	(156)	(109)
Total fair value	(156)	(109)
Unfunded commitments	0	0
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,699	5,825
Redeemable	466	801
Total fair value	5,165	6,626
Unfunded commitments	1,473	1,743
Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	38	20
Redeemable	249	330
Total fair value	287	350
Unfunded commitments	195	234
Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	11	12
Redeemable	0	0
Total fair value	11	12
Unfunded commitments	17	19
Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	5	8
Redeemable	89	219
Total fair value	94	227
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	3,234	3,516
Redeemable	0	0
Total fair value	3,234	3,516
Unfunded commitments	850	1,054
Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	283	322
Redeemable	0	0
Total fair value	283	322
Unfunded commitments	199	223
Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	7	5
Redeemable	128	252
Total fair value	135	257
Unfunded commitments	0	0
Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	754	759
Redeemable	0	0
Total fair value	754	759
Unfunded commitments	212	213
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	50	33
Redeemable	466	801
Total fair value	516	834
Unfunded commitments	195	234
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption (as a percent)	17.00%	22.00%
Percentage of investment subject to monthly redemption (as a percent)		17.00%
Percentage of investment subject to quarterly redemption (as a percent)	61.00%	51.00%
Percentage of investment subject to annual redemption (as a percent)	15.00%
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,282	4,609
Redeemable	0	0
Total fair value	4,282	4,609
Unfunded commitments	1,278	1,509
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	367	1,183
Redeemable	0	0
Total fair value	367	1,183
Unfunded commitments	0	0